UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04615

HARTFORD HLS SERIES FUND II, INC.

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas Phillips

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: December 31

Date of reporting period: March 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Growth Opportunities HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 90.2%
	Automobiles & Components - 1.5%
73,827	Tesla, Inc.*	$	20,546,054

	Banks - 4.9%
284,199	Bank of the Ozarks, Inc.		14,781,190
237,417	Citigroup, Inc.		14,202,285
869,495	Huntington Bancshares, Inc.		11,642,538
115,464	PNC Financial Services Group, Inc.		13,883,391
246,943	Wells Fargo & Co.		13,744,848

			68,254,252

	Capital Goods - 5.6%
150,684	Deere & Co.		16,403,460
511,856	Fastenal Co.		26,360,584
141,960	Middleby Corp.*		19,370,442
103,526	Rockwell Automation, Inc.		16,120,034

			78,254,520

	Commercial & Professional Services - 1.2%
18,785	Klarna Holding AB*(1)(2)(3)		2,018,570
372,044	TransUnion*		14,267,887

			16,286,457

	Consumer Services - 4.1%
316,333	Hilton Worldwide Holdings, Inc.		18,492,827
739,400	Kroton Educacional S.A.		3,136,534
195,045	Marriott International, Inc. Class A		18,369,338
66,511	Panera Bread Co. Class A*		17,417,235

			57,415,934

	Diversified Financials - 4.5%
164,519	Capital One Financial Corp.		14,257,217
621,393	Double Eagle Acquisition Corp.*		6,555,696
510,427	Ocelot Partners Ltd.*(1)		5,037,915
310,422	Synchrony Financial		10,647,475
386,954	TD Ameritrade Holding Corp.		15,037,032
294,990	Voya Financial, Inc.		11,197,820

			62,733,155

	Energy - 4.3%
245,172	Baker Hughes, Inc.		14,666,189
53,299	Centennial Resource Development, Inc. PIPE Class A*(2)(3)		907,743
68,440	Cimarex Energy Co.		8,177,896
68,592	Diamondback Energy, Inc.*		7,114,019
321,074	Newfield Exploration Co.*		11,850,841
44,678	Pioneer Natural Resources Co.		8,320,384
657,665	WPX Energy, Inc.*		8,806,135

			59,843,207

	Food, Beverage & Tobacco - 1.6%
475,708	Monster Beverage Corp.*		21,963,438

	Health Care Equipment & Services - 8.1%
203,464	Align Technology, Inc.*		23,339,355
94,455	Cigna Corp.		13,836,713
165,397	DexCom, Inc.*		14,014,088
230,750	Edwards Lifesciences Corp.*		21,706,652
305,942	Hologic, Inc.*		13,017,832
85,175	UnitedHealth Group, Inc.		13,969,552
253,360	Veeva Systems, Inc. Class A*		12,992,301

			112,876,493

	Materials - 3.8%
291,144	International Paper Co.		14,784,292
1,315,889	Platform Specialty Products Corp.*		17,132,875
258,962	Steel Dynamics, Inc.		9,001,519

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

237,198	WestRock Co.	$	12,341,412

			53,260,098

	Media - 1.4%
426,724	Viacom, Inc. Class B		19,893,873

	Pharmaceuticals, Biotechnology & Life Sciences - 4.9%
532,100	Bristol-Myers Squibb Co.		28,935,598
177,592	Celgene Corp.*		22,097,773
143,708	Ionis Pharmaceuticals, Inc.*		5,777,062
27,212	TESARO, Inc.*		4,187,110
76,224	Vertex Pharmaceuticals, Inc.*		8,335,094

			69,332,637

	Real Estate - 0.1%
29,318	WeWork Companies, Inc. Class A, REIT*(1)(2)(3)		1,518,966

	Retailing - 10.1%
59,307	Amazon.com, Inc.*		52,578,028
43,732	Honest Co.*(1)(2)(3)		1,531,932
41,578	JAND, Inc. Class A*(1)(2)(3)		315,161
250,864	Netflix, Inc.*		37,080,208
17,798	Priceline Group, Inc.*		31,679,906
94,537	Tory Burch LLC*(1)(2)(3)		3,974,331
48,044	Ulta Salon Cosmetics & Fragrance, Inc.*		13,703,590

			140,863,156

	Semiconductors & Semiconductor Equipment - 7.7%
1,318,983	Advanced Micro Devices, Inc.*		19,191,203
170,745	Analog Devices, Inc.		13,992,553
179,700	Cavium, Inc.*		12,877,302
284,936	Microchip Technology, Inc.		21,022,578
571,669	Micron Technology, Inc.*		16,521,234
218,138	NVIDIA Corp.		23,761,772

			107,366,642

	Software & Services - 22.5%
115,720	Adobe Systems, Inc.*		15,058,644
202,318	Alibaba Group Holding Ltd. ADR*		21,815,950
491,993	Atlassian Corp. plc Class A*		14,735,190
162,203	Autodesk, Inc.*		14,025,693
81,728	CoStar Group, Inc.*		16,935,676
420,195	Facebook, Inc. Class A*		59,688,700
260,363	Global Payments, Inc.		21,006,087
64,348	Nutanix, Inc. Class A*		1,207,812
437,997	PayPal Holdings, Inc.*		18,842,631
282,707	Salesforce.com, Inc.*		23,320,500
302,728	ServiceNow, Inc.*		26,479,618
424,484	SS&C Technologies Holdings, Inc.		15,026,734
77,108	Trade Desk, Inc. Class A*		2,872,273
82,412	Ultimate Software Group, Inc.*		16,087,647
325,833	Workday, Inc. Class A*		27,135,372
601,158	Zillow Group, Inc. Class C*		20,240,990

			314,479,517

	Technology Hardware & Equipment - 1.3%
137,871	Arista Networks, Inc.*		18,236,197

	Transportation - 2.6%
423,936	CSX Corp.		19,734,221
179,807	J.B. Hunt Transport Services, Inc.		16,495,494

			36,229,715

	Total Common Stocks (cost $1,108,152,217)	$	1,259,354,311

Preferred Stocks - 7.7%
	Capital Goods - 0.5%
1,458,400	Lithium Technology Corp. *(1)(2)(3)	$	7,379,504

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Consumer Services - 0.8%
1,605,750	Coupang LLC (1)(2)(3)		$	7,530,967
874,073	DraftKings, Inc. *(1)(2)(3)			1,914,220
478,403	DraftKings, Inc. Series E *(1)(2)(3)			947,238

				10,392,425

	Real Estate - 1.2%
879,569	Redfin Corp. Series G *(1)(2)(3)			3,553,459
145,709	WeWork Companies, Inc. Class D-1 *(1)(2)(3)			7,549,183
114,486	WeWork Companies, Inc. Class D-2 *(1)(2)(3)			5,931,520

				17,034,162

	Retailing - 0.1%
92,843	JAND, Inc. Series D *(1)(2)(3)			856,012

	Software & Services - 5.1%
535,139	Birst, Inc. Series F *(1)(2)(3)			2,723,857
1,871,878	Essence Group Holdings Corp. *(1)(2)(3)			4,174,288
236,310	ForeScout Technologies, Inc. *(1)(2)(3)			2,677,392
50,806	General Assembly Space, Inc. *(1)(2)(3)			2,490,556
287,204	Lookout, Inc. Series F *(1)(2)(3)			2,211,471
366,944	MarkLogic Corp. Series F *(1)(2)(3)			3,860,251
488,790	Pinterest, Inc. Series G *(1)(2)(3)			3,138,032
759,876	Uber Technologies, Inc. *(1)(2)(3)			37,060,846
210,735	Veracode, Inc. *(1)(2)(3)			8,142,800
1,160,072	Zuora, Inc. Series F *(1)(2)(3)			4,907,105

				71,386,598

	Total Preferred Stocks (cost $65,205,914)		$	107,048,701

Convertible Preferred Stocks - 0.2%
	Retailing - 0.2%
102,040	Honest Co. Series C *(1)(2)(3)		$	3,574,461

	Total Convertible Preferred Stocks (cost $2,760,927)		$	3,574,461

Warrants - 0.0%
	Diversified Financials - 0.0%
510,427	Ocelot Partners Ltd. Expires 3/8/20*		$	204,171

	Total Warrants (cost $5,104)		$	204,171

	Total Long-Term Investments (cost $1,176,124,162)			1,370,181,644

Short-Term Investments - 1.9%
	Other Investment Pools & Funds - 1.9%
26,032,462	Morgan Stanley Institutional Liquidity Funds, Institutional Class			26,032,462

	Total Short-Term Investments (cost $26,032,462)		$	26,032,462

	Total Investments (cost $1,202,156,624)^	100.0%	$	1,396,214,106
	Other Assets and Liabilities	0.0%		(139,788)

	Total Net Assets	100.0%	$	1,396,074,318

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	216,094,229
Unrealized Depreciation		(22,036,747)

Net Unrealized Appreciation	$	194,057,482

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $125,020,037, which represents 9.0% of total net assets.
(2)	These securities are valued in good faith at fair value as determined under policies and procedures established by and under the supervision of the Board of Directors. At March 31, 2017, the aggregate fair value of these securities was $120,889,865, which represents 8.7% of total net assets. This amount excludes securities that are principally traded in certain foreign markets and whose prices are adjusted pursuant to a third party pricing service methodology approved by the Board of Directors.
(3)	The following securities are considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Period Acquired	Shares/Par	Security		Cost
03/2015	535,139	Birst, Inc. Series F Preferred	$	3,125,693
12/2016	53,299	Centennial Resource Development, Inc. PIPE Class A		774,967
11/2014	1,605,750	Coupang LLC Preferred		4,998,894
12/2014	874,073	DraftKings, Inc. Preferred		1,574,452
12/2014	478,403	DraftKings, Inc. Series E Preferred		705,896
05/2014	1,871,878	Essence Group Holdings Corp. Preferred		2,960,001
11/2015	236,310	ForeScout Technologies, Inc. Preferred		2,804,291
07/2015	50,806	General Assembly Space, Inc. Preferred		2,490,556
08/2014	43,732	Honest Co.		1,183,270
08/2014	102,040	Honest Co. Series C Convertible Preferred		2,760,927
04/2015	41,578	JAND, Inc. Class A		477,536
04/2015	92,843	JAND, Inc. Series D Preferred		1,066,330
08/2015	18,785	Klarna Holding AB		2,060,349
08/2013	1,458,400	Lithium Technology Corp. Preferred		7,108,242
07/2014	287,204	Lookout, Inc. Series F Preferred		3,280,760
04/2015	366,944	MarkLogic Corp. Series F Preferred		4,261,761
03/2015	488,790	Pinterest, Inc. Series G Preferred		3,509,068
12/2014	879,569	Redfin Corp. Series G Preferred		2,900,554
11/2013	94,537	Tory Burch LLC		7,409,472
06/2014	759,876	Uber Technologies, Inc. Preferred		11,787,994
08/2014	210,735	Veracode, Inc. Preferred		3,891,411
12/2014	29,318	WeWork Companies, Inc. Class A, REIT		488,179
12/2014	145,709	WeWork Companies, Inc. Class D-1 Preferred		2,426,224
12/2014	114,486	WeWork Companies, Inc. Class D-2 Preferred		1,906,325
01/2015	1,160,072	Zuora, Inc. Series F Preferred		4,407,462

			$	80,360,614

 At March 31, 2017, the aggregate value of these securities was $120,889,865, which represents 8.7% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$20,546,054	$20,546,054	$—	$—
Banks	68,254,252	68,254,252	—	—
Capital Goods	78,254,520	78,254,520	—	—
Commercial & Professional Services	16,286,457	14,267,887	—	2,018,570
Consumer Services	57,415,934	57,415,934	—	—
Diversified Financials	62,733,155	62,733,155	—	—
Energy	59,843,207	58,935,464	—	907,743
Food, Beverage & Tobacco	21,963,438	21,963,438	—	—
Health Care Equipment & Services	112,876,493	112,876,493	—	—
Materials	53,260,098	53,260,098	—	—
Media	19,893,873	19,893,873	—	—
Pharmaceuticals, Biotechnology & Life Sciences	69,332,637	69,332,637	—	—
Real Estate	1,518,966	—	—	1,518,966
Retailing	140,863,156	135,041,732	—	5,821,424
Semiconductors & Semiconductor Equipment	107,366,642	107,366,642	—	—
Software & Services	314,479,517	314,479,517	—	—
Technology Hardware & Equipment	18,236,197	18,236,197	—	—
Transportation	36,229,715	36,229,715	—	—
Preferred Stocks	107,048,701	—	—	107,048,701
Convertible Preferred Stocks	3,574,461	—	—	3,574,461
Warrants	204,171	204,171	—	—
Short-Term Investments	26,032,462	26,032,462	—	—

Total	$1,396,214,106	$1,275,324,241	$—	$120,889,865

(1) For the three-month period ended March 31, 2017, here were no transfers between Level 1 and Level 2, and investments valued at $5,754,089 were transferred from Level 3 to Level 1 due to the expiration of trading restrictions.

The following is a rollforward of the Fund’s investments that were valued using unobservable inputs (Level 3) for the three-month period ended March 31, 2017:

	Common Stocks	Preferred Stocks	Corporate Bonds	Convertible Preferred Stocks	Total

Beginning balance	$10,774,974	$107,035,352	$705,896	$3,522,420	$122,038,642
Conversions*	-	705,896	(705,896)	-	-
Purchases	-	-	-	-	-
Sales	-	(2,513,466)	-	-	(2,513,466)
Accrued discounts/(premiums)	-	-	-	-	-
Total realized gain/(loss)	-	679,697	-	-	679,697
Net change in unrealized appreciation/depreciation	(508,271)	6,895,311	-	52,041	6,439,081
Transfers into Level 3	-		-	-	-
Transfers out of Level 3	-	(5,754,089)	-	-	(5,754,089)

Ending balance	$10,266,703	$107,048,701	$ -	$3,574,461	$120,889,865

The change in net unrealized appreciation/depreciation relating to the Level 3 investments held at March 31, 2017 was $6,860,449.

Hartford Growth Opportunities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

*	Private Equity security that was a convertible note is now trading as a preferred stock.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 99.5%
	Automobiles & Components - 2.0%
7,510	Cooper Tire & Rubber Co.	$	333,069
9,423	Lear Corp.		1,334,108
4,030	Thor Industries, Inc.		387,404

			2,054,581

	Banks - 5.5%
18,619	Banco Latinoamericano de Comercio Exterior S.A. ADR		516,491
12,305	Berkshire Hills Bancorp, Inc.		443,595
10,856	Essent Group Ltd.*		392,662
32,913	Fifth Third Bancorp		835,990
51,550	First BanCorp*		291,257
16,500	Flagstar Bancorp, Inc.*		465,135
6,777	HomeStreet, Inc.*		189,417
3,430	MainSource Financial Group, Inc.		112,950
23,029	MGIC Investment Corp.*		233,284
11,565	Nationstar Mortgage Holdings, Inc.*		182,264
10,800	NMI Holdings, Inc. Class A*		123,120
32,949	Ocwen Financial Corp.*		180,231
19,446	OFG Bancorp		229,463
26,198	Popular, Inc.		1,067,045
6,017	Walker & Dunlop, Inc.*		250,849

			5,513,753

	Capital Goods - 12.2%
6,076	American Railcar Industries, Inc.		249,724
2,641	American Woodmark Corp.*		242,444
3,200	Argan, Inc.		211,680
9,813	Briggs & Stratton Corp.		220,302
5,856	Carlisle Cos., Inc.		623,137
7,140	Chart Industries, Inc.*		249,472
5,760	Columbus McKinnon Corp.		142,963
8,072	Continental Building Products, Inc.*		197,764
3,100	EnerSys		244,714
5,151	Engility Holdings, Inc.*		149,070
2,313	Esterline Technologies Corp.*		199,034
4,687	Generac Holdings, Inc.*		174,731
4,200	Greenbrier Cos., Inc.		181,020
11,428	Harsco Corp.*		145,707
3,015	Insteel Industries, Inc.		108,962
14,866	Jacobs Engineering Group, Inc.		821,792
11,706	MasTec, Inc.*		468,825
27,439	Meritor, Inc.*		470,030
19,118	MRC Global, Inc.*		350,433
5,325	MSC Industrial Direct Co., Inc. Class A		547,197
4,038	MYR Group, Inc.*		165,558
7,703	Navistar International Corp.*		189,648
8,402	Oshkosh Corp.		576,293
11,138	Owens Corning		683,539
7,000	Regal-Beloit Corp.		529,550
17,043	Spirit Aerosystems Holdings, Inc. Class A		987,130
5,309	Timken Co.		239,967
15,387	Titan International, Inc.		159,102
14,557	Toro Co.		909,230
6,238	Trex Co., Inc.*		432,855
6,157	Trinity Industries, Inc.		163,468
6,312	United Rentals, Inc.*		789,316
3,100	Universal Forest Products, Inc.		305,474
11,061	Wabash National Corp.		228,852

			12,358,983

	Commercial & Professional Services - 2.8%
11,932	ACCO Brands Corp.*		156,906
3,035	Barrett Business Services, Inc.		165,772
6,281	Brink’s Co.		335,719

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

4,558	Dun & Bradstreet Corp.	$	491,990
7,800	Kimball International, Inc. Class B		128,700
8,372	Knoll, Inc.		199,337
8,685	Navigant Consulting, Inc.*		198,539
6,882	Quad/Graphics, Inc.		173,702
28,308	RPX Corp.*		339,696
8,331	TriNet Group, Inc.*		240,766
5,482	TrueBlue, Inc.*		149,933
3,453	WageWorks, Inc.*		249,652

			2,830,712

	Consumer Durables & Apparel - 1.0%
5,097	CSS Industries, Inc.		132,114
58,566	Hovnanian Enterprises, Inc. Class A*		132,945
2,900	iRobot Corp.*		191,806
7,913	La-Z-Boy, Inc.		213,651
6,760	Perry Ellis International, Inc.*		145,205
15,625	Vera Bradley, Inc.*		145,469

			961,190

	Consumer Services - 5.4%
8,500	American Public Education, Inc.*		194,650
12,017	Brinker International, Inc.		528,267
4,984	Capella Education Co.		423,765
6,587	Cheesecake Factory, Inc.		417,352
4,189	DeVry Education Group, Inc.		148,500
7,817	Domino’s Pizza, Inc.		1,440,673
5,167	Grand Canyon Education, Inc.*		370,009
14,499	International Game Technology plc		343,626
20,195	International Speedway Corp. Class A		746,205
9,031	K12, Inc.*		172,944
16,197	Scientific Games Corp. Class A*		383,059
5,599	Sotheby’s*		254,643

			5,423,693

	Diversified Financials - 1.9%
24,145	Arlington Asset Investment Corp. Class A		341,169
12,001	Enova International, Inc.*		178,215
12,600	Ezcorp, Inc. Class A*		102,690
20,600	Navient Corp.		304,056
11,090	Nelnet, Inc. Class A		486,407
5,829	Piper Jaffray Cos.		372,182
3,479	World Acceptance Corp.*		180,142

			1,964,861

	Energy - 4.6%
80,186	Abraxas Petroleum Corp.*		161,976
12,200	Archrock, Inc.		151,280
17,913	Consol Energy, Inc.*		300,580
20,282	Diamond Offshore Drilling, Inc.*		338,912
11,226	Energen Corp.*		611,144
21,375	Ensco plc Class A		191,306
5,234	Exterran Corp.*		164,609
11,629	Laredo Petroleum, Inc.*		169,784
16,486	Newfield Exploration Co.*		608,498
62,913	Northern Oil and Gas, Inc.*		163,574
45,720	Overseas Shipholding Group, Inc. Class A*		176,479
18,689	Patterson-UTI Energy, Inc.		453,582
20,138	Renewable Energy Group, Inc.*		210,442
3,177	REX American Resources Corp.*		287,487
8,573	Rowan Cos. plc Class A*		133,567
25,889	Sanchez Energy Corp.*		246,981
7,600	Unit Corp.*		183,616
8,180	Westmoreland Coal Co.*		118,774

			4,672,591

	Food & Staples Retailing - 0.3%
5,165	SpartanNash Co.		180,723

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

2,500	Weis Markets, Inc.	$	149,125

			329,848

	Food, Beverage & Tobacco - 3.3%
16,079	Blue Buffalo Pet Products, Inc.*		369,817
4,544	Fresh Del Monte Produce, Inc.		269,141
7,677	Ingredion, Inc.		924,541
3,006	John B Sanfilippo & Son, Inc.		220,009
5,700	Omega Protein Corp.		114,285
31,200	Pilgrim’s Pride Corp.		702,156
2,928	Sanderson Farms, Inc.		304,044
6,267	Universal Corp.		443,390

			3,347,383

	Health Care Equipment & Services - 7.0%
2,964	Align Technology, Inc.*		340,000
4,748	Analogic Corp.		360,373
9,227	AngioDynamics, Inc.*		160,088
7,331	Cardiovascular Systems, Inc.*		207,284
1,172	Chemed Corp.		214,113
5,981	HealthEquity, Inc.*		253,893
10,065	Hill-Rom Holdings, Inc.		710,589
8,526	IDEXX Laboratories, Inc.*		1,318,205
3,333	LifePoint Health, Inc.*		218,312
7,408	Masimo Corp.*		690,870
27,950	OraSure Technologies, Inc.*		361,394
17,009	Quality Systems, Inc.*		259,217
5,249	Tivity Health, Inc.*		152,746
10,537	Triple-S Management Corp. Class B*		185,135
3,309	U.S. Physical Therapy, Inc.		216,078
16,500	Veeva Systems, Inc. Class A*		846,120
4,458	WellCare Health Plans, Inc.*		625,056

			7,119,473

	Household & Personal Products - 1.0%
6,468	Central Garden & Pet Co.*		239,769
7,282	Medifast, Inc.		323,102
4,565	Nu Skin Enterprises, Inc. Class A		253,540
3,214	Usana Health Sciences, Inc.*		185,127

			1,001,538

	Insurance - 5.2%
9,688	Ambac Financial Group, Inc.*		182,716
6,289	American Equity Investment Life Holding Co.		148,609
20,550	Assured Guaranty Ltd.		762,610
12,600	CNO Financial Group, Inc.		258,300
5,594	Everest Re Group Ltd.		1,307,933
23,936	Greenlight Capital Re Ltd. Class A*		528,986
3,850	HCI Group, Inc.		175,483
24,227	MBIA, Inc.*		205,203
9,690	Reinsurance Group of America, Inc.		1,230,436
27,305	Third Point Reinsurance Ltd.*		330,390
6,322	Universal Insurance Holdings, Inc.		154,889

			5,285,555

	Materials - 5.4%
6,173	A Schulman, Inc.		194,141
8,300	American Vanguard Corp.		137,780
4,703	Cabot Corp.		281,757
20,953	Chemours Co.		806,690
4,423	Clearwater Paper Corp.*		247,688
25,335	Cliffs Natural Resources, Inc.*		208,000
15,515	Domtar Corp.		566,608
2,100	Greif, Inc. Class A		115,689
9,922	Huntsman Corp.		243,486
4,300	Innophos Holdings, Inc.		232,071
5,100	Koppers Holdings, Inc.*		215,985
9,820	Louisiana-Pacific Corp.*		243,732

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

15,276	Steel Dynamics, Inc.	$	530,994
7,881	Stepan Co.		621,102
4,577	Trinseo S.A.		307,117
11,198	Tronox Ltd. Class A		206,603
4,273	United States Steel Corp.		144,470
2,744	Worthington Industries, Inc.		123,727

			5,427,640

	Media - 0.8%
40,478	Gannett Co., Inc.		339,206
11,019	Scholastic Corp.		469,079

			808,285

	Pharmaceuticals, Biotechnology & Life Sciences - 5.6%
10,438	AMAG Pharmaceuticals, Inc.*		235,377
19,522	Array BioPharma, Inc.*		174,527
4,257	BioSpecifics Technologies Corp.*		233,283
3,694	Blueprint Medicines Corp.*		147,723
26,288	Bruker Corp.		613,299
25,046	Corcept Therapeutics, Inc.*		274,504
7,468	Enanta Pharmaceuticals, Inc.*		230,014
32,786	Exelixis, Inc.*		710,473
2,194	INC Research Holdings, Inc. Class A*		100,595
21,335	Lexicon Pharmaceuticals, Inc.*		305,944
7,652	OncoMed Pharmaceuticals, Inc.*		70,475
120,280	PDL BioPharma, Inc.		273,035
6,814	PRA Health Sciences, Inc.*		444,477
23,356	Progenics Pharmaceuticals, Inc.*		220,481
12,259	Seres Therapeutics, Inc.*		138,159
7,774	Supernus Pharmaceuticals, Inc.*		243,326
6,800	United Therapeutics Corp.*		920,584
11,242	Xencor, Inc.*		268,909

			5,605,185

	Real Estate - 11.7%
14,900	AG Mortgage Investment Trust, Inc. REIT		268,945
28,084	AGNC Investment Corp. REIT		558,591
20,153	American Homes 4 Rent Class A, REIT		462,713
14,129	Apollo Commercial Real Estate Finance, Inc. REIT		265,766
9,697	ARMOUR Residential, Inc. REIT		220,219
55,800	Brandywine Realty Trust REIT		905,634
45,967	Brixmor Property Group, Inc. REIT		986,452
9,768	Care Capital Properties, Inc. REIT		262,466
9,600	CareTrust, Inc. REIT		161,472
26,053	CBL & Associates Properties, Inc. REIT		248,546
19,554	Chimera Investment Corp. REIT		394,600
26,328	CYS Investments, Inc. REIT		209,308
57,155	DDR Corp. REIT		716,152
27,312	Hospitality Properties Trust REIT		861,147
15,317	Invesco Mortgage Capital, Inc. REIT		236,188
42,630	Mack-Cali Realty Corp. REIT		1,148,452
28,370	MFA Financial, Inc. REIT		229,230
25,714	MTGE Investment Corp. REIT		430,709
9,754	PennyMac Mortgage Investment Trust REIT		173,134
7,446	Piedmont Office Realty Trust, Inc. Class A, REIT		159,195
31,400	Ramco-Gershenson Properties Trust REIT		440,228
28,151	Redwood Trust, Inc. REIT		467,588
8,074	RLJ Lodging Trust REIT		189,820
26,297	Select Income REIT		678,200
13,500	Summit Hotel Properties, Inc. REIT		215,730
47,300	Two Harbors Investment Corp. REIT		453,607
20,673	Washington Prime Group, Inc. REIT		179,648
11,452	Western Asset Mortgage Capital Corp. REIT		111,886
11,600	Xenia Hotels & Resorts, Inc. REIT		198,012

			11,833,638

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Retailing - 3.5%
5,164	Aaron’s, Inc.	$153,577
7,151	Big 5 Sporting Goods Corp.	107,980
5,207	Big Lots, Inc.	253,477
5,395	Burlington Stores, Inc.*	524,880
9,503	Chico’s FAS, Inc.	134,943
2,302	Children’s Place, Inc.	276,355
7,184	Dick’s Sporting Goods, Inc.	349,574
6,100	Finish Line, Inc. Class A	86,803
9,443	Foot Locker, Inc.	706,431
11,821	Francescas Holding Corp.*	181,452
8,482	Overstock.com, Inc.*	145,890
6,200	PetMed Express, Inc.	124,868
20,756	Pier 1 Imports, Inc.	148,613
14,200	Select Comfort Corp.*	352,018

		3,546,861

	Semiconductors & Semiconductor Equipment - 3.0%
4,128	Advanced Energy Industries, Inc.*	283,016
21,163	Advanced Micro Devices, Inc.*	307,922
19,800	Amkor Technology, Inc.*	229,482
4,414	Inphi Corp.*	215,491
20,330	Photronics, Inc.*	217,531
37,521	Teradyne, Inc.	1,166,903
12,144	Ultra Clean Holdings, Inc.*	204,869
10,441	Xperi Corp.	354,472

		2,979,686

	Software & Services - 4.8%
29,293	A10 Networks, Inc.*	268,031
9,039	Barracuda Networks, Inc.*	208,891
12,589	Blucora, Inc.*	217,790
6,005	Cardtronics plc Class A*	280,734
16,558	Convergys Corp.	350,202
8,931	Hackett Group, Inc.	174,065
5,041	LogMeIn, Inc.	491,497
6,524	Progress Software Corp.	189,522
12,188	PROS Holdings, Inc.*	294,828
24,139	RetailMeNot, Inc.*	195,526
5,600	Sykes Enterprises, Inc.*	164,640
17,398	Synopsys, Inc.*	1,254,918
16,547	Teradata Corp.*	514,942
16,758	Unisys Corp.*	233,774

		4,839,360

	Technology Hardware & Equipment - 6.6%
7,310	Arista Networks, Inc.*	966,894
15,060	Arrow Electronics, Inc.*	1,105,555
34,899	AVX Corp.	571,646
13,400	Benchmark Electronics, Inc.*	426,120
14,953	CommScope Holding Co., Inc.*	623,690
10,026	Daktronics, Inc.	94,746
31,083	Extreme Networks, Inc.*	233,433
3,817	Insight Enterprises, Inc.*	156,840
3,892	InterDigital, Inc.	335,880
10,843	Jabil Circuit, Inc.	313,579
12,308	Sanmina Corp.*	499,705
5,344	ScanSource, Inc.*	209,752
3,454	Tech Data Corp.*	324,331
13,243	TTM Technologies, Inc.*	213,609
4,624	Ubiquiti Networks, Inc.*	232,402
24,331	Vishay Intertechnology, Inc.	400,245

		6,708,427

	Telecommunication Services - 1.0%
5,968	ATN International, Inc.	420,266

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

20,319	Telephone & Data Systems, Inc.		$	538,657

				958,923

	Transportation - 0.9%
2,126	Copa Holdings S.A. Class A			238,644
7,225	Hawaiian Holdings, Inc.*			335,601
17,275	Swift Transportation Co.*			354,828

				929,073

	Utilities - 4.0%
11,108	National Fuel Gas Co.			662,259
32,466	OGE Energy Corp.			1,135,661
4,887	ONE Gas, Inc.			330,361
16,895	Pinnacle West Capital Corp.			1,408,705
3,200	Southwest Gas Corp.			265,312
7,572	Spark Energy, Inc. Class A			241,925

				4,044,223

	Total Common Stocks (cost $87,640,734)		$	100,545,462

	Total Long-Term Investments (cost $87,640,734)			100,545,462

Short-Term Investments - 0.5%
	Other Investment Pools & Funds - 0.5%
547,127	Morgan Stanley Institutional Liquidity Funds, Institutional Class			547,127

	Total Short-Term Investments (cost $547,127)		$	547,127

	Total Investments (cost $88,187,861)^	100.0%	$	101,092,589
	Other Assets and Liabilities	0.0%		(8,435)

	Total Net Assets	100.0%	$	101,084,154

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	16,734,366
Unrealized Depreciation		(3,829,638)

Net Unrealized Appreciation	$	12,904,728

*	Non-income producing.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Hartford Small/Mid Cap Equity HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$2,054,581	$2,054,581	$—	$—
Banks	5,513,753	5,513,753	—	—
Capital Goods	12,358,983	12,358,983	—	—
Commercial & Professional Services	2,830,712	2,830,712	—	—
Consumer Durables & Apparel	961,190	961,190	—	—
Consumer Services	5,423,693	5,423,693	—	—
Diversified Financials	1,964,861	1,964,861	—	—
Energy	4,672,591	4,672,591	—	—
Food & Staples Retailing	329,848	329,848	—	—
Food, Beverage & Tobacco	3,347,383	3,347,383	—	—
Health Care Equipment & Services	7,119,473	7,119,473	—	—
Household & Personal Products	1,001,538	1,001,538	—	—
Insurance	5,285,555	5,285,555	—	—
Materials	5,427,640	5,427,640	—	—
Media	808,285	808,285	—	—
Pharmaceuticals, Biotechnology & Life Sciences	5,605,185	5,605,185	—	—
Real Estate	11,833,638	11,833,638	—	—
Retailing	3,546,861	3,546,861	—	—
Semiconductors & Semiconductor Equipment	2,979,686	2,979,686	—	—
Software & Services	4,839,360	4,839,360	—	—
Technology Hardware & Equipment	6,708,427	6,708,427	—	—
Telecommunication Services	958,923	958,923	—	—
Transportation	929,073	929,073	—	—
Utilities	4,044,223	4,044,223	—	—
Short-Term Investments	547,127	547,127	—	—

Total	$101,092,589	$101,092,589	$—	$—

(1) For the three-month period ended March 31, 2017, there were no transfers between any levels.

Hartford Small Cap Growth HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Common Stocks - 97.6%
	Automobiles & Components - 1.9%
50,073	American Axle & Manufacturing Holdings, Inc.*	$	940,371
9,234	Cooper Tire & Rubber Co.		409,528
13,285	Cooper-Standard Holding, Inc.*		1,473,705
5,982	LCI Industries		597,003
222,502	Tenneco, Inc.		13,888,575
60,543	Visteon Corp.*		5,930,187

			23,239,369

	Banks - 4.1%
16,550	BofI Holding, Inc.*		432,452
41,441	Essent Group Ltd.*		1,498,921
103,499	FCB Financial Holdings, Inc. Class A*		5,128,376
122,357	First Hawaiian, Inc.		3,660,921
217,480	First Merchants Corp.		8,551,314
123,845	Great Western Bancorp, Inc.		5,252,267
13,638	HomeStreet, Inc.*		381,182
97,754	IBERIABANK Corp.		7,732,341
496,226	MGIC Investment Corp.*		5,026,769
122,561	Sandy Spring Bancorp, Inc.		5,023,775
317,652	Sterling Bancorp		7,528,352
18,827	Walker & Dunlop, Inc.*		784,898

			51,001,568

	Capital Goods - 10.4%
237,380	AAON, Inc.		8,391,383
15,681	Aegion Corp.*		359,252
209,450	Altra Industrial Motion Corp.		8,158,078
102,589	American Woodmark Corp.*		9,417,670
13,131	Argan, Inc.		868,616
136,966	Armstrong World Industries, Inc.*		6,307,284
159,539	Astronics Corp.*		5,062,172
132,690	AZZ, Inc.		7,895,055
59,206	Continental Building Products, Inc.*		1,450,547
11,893	Encore Wire Corp.		547,078
46,294	Energy Recovery, Inc.*		385,166
10,898	EnerSys		860,288
73,206	Esterline Technologies Corp.*		6,299,376
219,700	Generac Holdings, Inc.*		8,190,416
27,596	Gibraltar Industries, Inc.*		1,136,955
33,202	Global Brass & Copper Holdings, Inc.		1,142,149
17,343	Greenbrier Cos., Inc.		747,483
87,620	Heico Corp. Class A		6,571,500
13,459	Hyster-Yale Materials Handling, Inc.		758,953
22,841	Insteel Industries, Inc.		825,474
121,035	ITT, Inc.		4,964,856
60,000	JELD-WEN Holding, Inc.*		1,971,000
19,809	Lennox International, Inc.		3,314,046
9,253	Lydall, Inc.*		495,961
49,956	MasTec, Inc.*		2,000,738
123,924	Meritor, Inc.*		2,122,818
103,809	Milacron Holdings Corp.*		1,931,885
64,248	MRC Global, Inc.*		1,177,666
29,387	Navistar International Corp.*		723,508
219,357	Rexnord Corp.*		5,062,760
130,128	SiteOne Landscape Supply, Inc.*		6,299,496
37,868	TASER International, Inc.*		863,012
77,880	Teledyne Technologies, Inc.*		9,848,705
74,183	Toro Co.		4,633,470
46,147	Trex Co., Inc.*		3,202,140
15,056	Univar, Inc.*		461,617
14,767	Universal Forest Products, Inc.		1,455,140
29,188	Wabash National Corp.		603,900

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

186,924	Welbilt, Inc.*	$	3,669,318

			130,176,931

	Commercial & Professional Services - 4.1%
37,941	Brink’s Co.		2,027,946
128,933	Deluxe Corp.		9,305,095
135,427	Exponent, Inc.		8,064,678
83,805	GP Strategies Corp.*		2,120,266
48,029	Herman Miller, Inc.		1,515,315
8,620	HNI Corp.		397,296
122,250	Huron Consulting Group, Inc.*		5,146,725
12,220	Insperity, Inc.		1,083,303
192,411	On Assignment, Inc.*		9,337,706
26,089	Quad/Graphics, Inc.		658,486
70,138	RPX Corp.*		841,656
28,184	Steelcase, Inc. Class A		472,082
53,153	TriNet Group, Inc.*		1,536,122
131,747	WageWorks, Inc.*		9,525,308

			52,031,984

	Consumer Durables & Apparel - 4.1%
38,100	Callaway Golf Co.		421,767
90,091	Carter’s, Inc.		8,090,172
18,601	iRobot Corp.*		1,230,270
281,656	Kate Spade & Co.*		6,542,869
30,046	La-Z-Boy, Inc.		811,242
19,297	Movado Group, Inc.		481,460
90,953	Oxford Industries, Inc.		5,207,969
256,270	Steven Madden Ltd.*		9,879,208
8,601	Sturm Ruger & Co., Inc.		460,584
221,800	TopBuild Corp.*		10,424,600
319,319	Wolverine World Wide, Inc.		7,973,395

			51,523,536

	Consumer Services - 5.0%
19,500	American Public Education, Inc.*		446,550
8,565	BJ’s Restaurants, Inc.*		346,026
441,159	Bloomin’ Brands, Inc.		8,704,067
3,122	Buffalo Wild Wings, Inc.*		476,885
27,748	Capella Education Co.		2,359,274
37,354	Cheesecake Factory, Inc.		2,366,749
8,908	Dave & Buster’s Entertainment, Inc.*		544,190
23,101	DeVry Education Group, Inc.		818,930
10,785	Domino’s Pizza, Inc.		1,987,675
158,507	Dunkin’ Brands Group, Inc.		8,667,163
26,015	Grand Canyon Education, Inc.*		1,862,934
468,014	La Quinta Holdings, Inc.*		6,327,549
105,603	Marriott Vacations Worldwide Corp.		10,552,908
68,790	Papa John’s International, Inc.		5,505,952
57,359	Scientific Games Corp. Class A*		1,356,540
29,939	Sotheby’s*		1,361,626
9,795	Strayer Education, Inc.		788,400
18,384	Texas Roadhouse, Inc.		818,640
252,649	Wingstop, Inc.		7,144,914

			62,436,972

	Diversified Financials - 1.9%
156,296	Evercore Partners, Inc. Class A		12,175,458
160,609	Financial Engines, Inc.		6,994,522
20,210	Green Dot Corp. Class A*		674,206
91,381	KCG Holdings, Inc. Class A*		1,629,323
99,249	OneMain Holdings, Inc.*		2,466,338

			23,939,847

	Energy - 2.0%
15,183	Carrizo Oil & Gas, Inc.*		435,145
22,892	CVR Energy, Inc.		459,671
82,797	PDC Energy, Inc.*		5,162,393

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

48,858	Pioneer Energy Services Corp.*	$	195,432
288,400	ProPetro Holding Corp.*		3,717,476
111,800	Resolute Energy Corp.*		4,516,720
20,315	REX American Resources Corp.*		1,838,304
102,562	RSP Permian, Inc.*		4,249,144
117,220	Sanchez Energy Corp.*		1,118,279
283,900	WildHorse Resource Development Corp.*		3,531,716

			25,224,280

	Food & Staples Retailing - 1.3%
66,940	Casey’s General Stores, Inc.		7,514,015
6,429	Ingles Markets, Inc. Class A		277,411
94,739	PriceSmart, Inc.		8,734,936

			16,526,362

	Food, Beverage & Tobacco - 1.8%
8,011	Calavo Growers, Inc.		485,467
22,315	Fresh Del Monte Produce, Inc.		1,321,718
240,168	Hostess Brands, Inc.*		3,811,466
20,076	National Beverage Corp.		1,697,024
76,760	Pilgrim’s Pride Corp.		1,727,484
53,458	Post Holdings, Inc.*		4,678,644
10,255	Sanderson Farms, Inc.		1,064,879
85,362	TreeHouse Foods, Inc.*		7,226,747

			22,013,429

	Health Care Equipment & Services - 8.7%
179,701	Acadia Healthcare Co., Inc.*		7,834,964
160,640	Anika Therapeutics, Inc.*		6,978,202
15,485	Atrion Corp.		7,250,077
211,003	Cardiovascular Systems, Inc.*		5,966,110
3,207	Chemed Corp.		585,887
24,517	Glaukos Corp.*		1,257,722
322,804	Globus Medical, Inc. Class A*		9,561,454
36,162	HealthEquity, Inc.*		1,535,077
79,984	HMS Holdings Corp.*		1,626,075
59,960	ICU Medical, Inc.*		9,155,892
10,719	Inogen, Inc.*		831,366
149,948	Integra LifeSciences Holdings Corp.*		6,317,309
14,071	Magellan Health, Inc.*		971,602
40,719	Masimo Corp.*		3,797,454
17,640	Medidata Solutions, Inc.*		1,017,652
270,918	Natus Medical, Inc.*		10,633,531
82,090	NuVasive, Inc.*		6,130,481
205,825	Omnicell, Inc.*		8,366,786
148,426	Orthofix International N.V.*		5,662,452
36,526	Triple-S Management Corp. Class B*		641,762
76,789	U.S. Physical Therapy, Inc.		5,014,322
57,093	WellCare Health Plans, Inc.*		8,005,009

			109,141,186

	Household & Personal Products - 0.1%
18,676	Medifast, Inc.		828,654
18,032	Usana Health Sciences, Inc.*		1,038,643

			1,867,297

	Insurance - 1.6%
71,157	Ambac Financial Group, Inc.*		1,342,021
127,076	AMERISAFE, Inc.		8,247,232
55,411	Greenlight Capital Re Ltd. Class A*		1,224,583
152,465	James River Group Holdings Ltd.		6,534,650
78,239	Maiden Holdings Ltd.		1,095,346
40,721	MBIA, Inc.*		344,907
4,823	Primerica, Inc.		396,451
44,255	Universal Insurance Holdings, Inc.		1,084,247

			20,269,437

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

	Materials - 4.2%
254,177	Boise Cascade Co.*	$	6,786,526
77,322	Chemours Co.		2,976,897
24,203	Clearwater Paper Corp.*		1,355,368
80,100	Cliffs Natural Resources, Inc.*		657,621
632,156	Graphic Packaging Holding Co.		8,135,848
5,202	Innospec, Inc.		336,829
24,129	KapStone Paper & Packaging Corp.		557,380
31,338	Koppers Holdings, Inc.*		1,327,164
292,596	Louisiana-Pacific Corp.*		7,262,233
538,957	OMNOVA Solutions, Inc.*		5,335,674
261,917	PolyOne Corp.		8,928,751
23,260	Stepan Co.		1,833,121
153,543	Summit Materials, Inc. Class A*		3,794,048
31,905	Trinseo S.A.		2,140,825
22,271	Worthington Industries, Inc.		1,004,199

			52,432,484

	Media - 0.1%
16,816	MSG Networks, Inc. Class A*		392,653
33,218	New Media Investment Group, Inc.		472,028

			864,681

	Pharmaceuticals, Biotechnology & Life Sciences - 11.6%
155,538	Aerie Pharmaceuticals, Inc.*		7,053,648
48,779	Agios Pharmaceuticals, Inc.*		2,848,694
68,908	Aimmune Therapeutics, Inc.*		1,497,371
203,760	Alder Biopharmaceuticals, Inc.*		4,238,208
72,216	AMAG Pharmaceuticals, Inc.*		1,628,471
537,953	Amicus Therapeutics, Inc.*		3,835,605
342,340	Aratana Therapeutics, Inc.*		1,814,402
113,246	Array BioPharma, Inc.*		1,012,419
102,712	BioCryst Pharmaceuticals, Inc.*		862,781
30,132	BioSpecifics Technologies Corp.*		1,651,234
68,847	Bluebird Bio, Inc.*		6,258,192
112,457	Blueprint Medicines Corp.*		4,497,155
113,117	Calithera Biosciences, Inc.*		1,306,501
22,425	Cambrex Corp.*		1,234,496
276,482	Catalent, Inc.*		7,829,970
168,454	Coherus Biosciences, Inc.*		3,562,802
36,400	Depomed, Inc.*		456,820
22,849	Emergent Biosolutions, Inc.*		663,535
13,634	Enanta Pharmaceuticals, Inc.*		419,927
169,897	Exelixis, Inc.*		3,681,668
32,058	FibroGen, Inc.*		790,230
179,602	Five Prime Therapeutics, Inc.*		6,492,612
181,520	Flexion Therapeutics, Inc.*		4,884,703
125,885	GlycoMimetics, Inc.*		683,556
27,772	Horizon Pharma plc*		410,470
157,258	INC Research Holdings, Inc. Class A*		7,210,279
43,157	Innoviva, Inc.*		596,861
264,058	Intersect ENT, Inc.*		4,528,595
118,764	Ionis Pharmaceuticals, Inc.*		4,774,313
90,829	Ironwood Pharmaceuticals, Inc.*		1,549,543
27,200	Jounce Therapeutics, Inc.*		598,128
123,641	Lexicon Pharmaceuticals, Inc.*		1,773,012
92,740	Loxo Oncology, Inc.*		3,902,499
50,544	Luminex Corp.		928,493
159,247	Medicines Co.*		7,787,178
106,456	Neurocrine Biosciences, Inc.*		4,609,545
243,540	Otonomy, Inc.*		2,983,365
9,218	Pacira Pharmaceuticals, Inc.*		420,341
17,157	PAREXEL International Corp.*		1,082,778
644,362	PDL BioPharma, Inc.		1,462,702
155,227	Portola Pharmaceuticals, Inc.*		6,083,346
46,917	PRA Health Sciences, Inc.*		3,060,396
54,578	Prestige Brands Holdings, Inc.*		3,032,354

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

62,151	Progenics Pharmaceuticals, Inc.*	$	586,706
69,600	Seres Therapeutics, Inc.*		784,392
44,430	Sucampo Pharmaceuticals, Inc. Class A*		488,730
80,483	Supernus Pharmaceuticals, Inc.*		2,519,118
45,830	TESARO, Inc.*		7,051,862
27,362	Trevena, Inc.*		100,419
98,109	Ultragenyx Pharmaceutical, Inc.*		6,649,828
59,430	Vanda Pharmaceuticals, Inc.*		832,020

			145,012,273

	Real Estate - 3.2%
99,249	CareTrust, Inc. REIT		1,669,368
132,889	Coresite Realty Corp. REIT		11,966,655
236,978	HFF, Inc. Class A REIT		6,557,181
219,994	LaSalle Hotel Properties REIT		6,368,826
63,008	Pennsylvania REIT		953,941
19,452	Physicians Realty Trust REIT		386,511
78,949	RLJ Lodging Trust REIT		1,856,091
17,400	Sabra Healthcare, Inc. REIT		485,982
18,000	STAG Industrial, Inc. REIT		450,360
419,061	Sunstone Hotel Investors, Inc. REIT		6,424,205
12,100	Urban Edge Properties REIT		318,230
290,950	Washington Prime Group, Inc. REIT		2,528,356

			39,965,706

	Retailing - 4.1%
24,049	American Eagle Outfitters, Inc.		337,408
15,296	Big Lots, Inc.		744,609
25,689	Buckle, Inc.		477,815
64,736	Burlington Stores, Inc.*		6,298,165
8,142	Cato Corp. Class A		178,798
85,796	Chico’s FAS, Inc.		1,218,303
21,300	Children’s Place, Inc.		2,557,065
194,451	Core-Mark Holding Co., Inc.		6,064,927
39,931	Finish Line, Inc. Class A		568,218
167,633	Five Below, Inc.*		7,260,185
68,010	Francescas Holding Corp.*		1,043,954
229,094	Michaels Cos., Inc.*		5,129,415
135,348	Monro Muffler Brake, Inc.		7,051,631
9,716	Nutrisystem, Inc.		539,238
19,063	Overstock.com, Inc.*		327,884
29,525	PetMed Express, Inc.		594,634
72,596	Pier 1 Imports, Inc.		519,787
56,733	Select Comfort Corp.*		1,406,411
18,066	Shutterfly, Inc.*		872,407
24,376	Tailored Brands, Inc.		364,177
43,998	Tile Shop Holdings, Inc.		846,962
174,711	Wayfair, Inc. Class A*		7,074,048

			51,476,041

	Semiconductors & Semiconductor Equipment - 4.9%
49,111	Advanced Energy Industries, Inc.*		3,367,050
98,411	Advanced Micro Devices, Inc.*		1,431,880
28,433	Ambarella, Inc.*		1,555,569
124,034	Amkor Technology, Inc.*		1,437,554
132,839	Cirrus Logic, Inc.*		8,061,999
27,458	Entegris, Inc.*		642,517
45,683	Inphi Corp.*		2,230,244
403,775	Integrated Device Technology, Inc.*		9,557,354
100,174	Kulicke & Soffa Industries, Inc.*		2,035,536
138,835	MACOM Technology Solutions Holdings, Inc.*		6,705,731
313,932	MaxLinear, Inc. Class A*		8,805,793
177,623	MKS Instruments, Inc.		12,211,581
16,670	Semtech Corp.*		563,446
6,263	Synaptics, Inc.*		310,081

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

71,437	Xperi Corp.	$	2,425,286

			61,341,621

	Software & Services - 16.0%
113,735	Aspen Technology, Inc.*		6,701,266
72,133	Barracuda Networks, Inc.*		1,666,994
110,224	Blackbaud, Inc.		8,450,874
240,497	Blackhawk Network Holdings, Inc.*		9,764,178
102,540	Bottomline Technologies de, Inc.*		2,425,071
114,661	BroadSoft, Inc.*		4,609,372
51,922	CACI International, Inc. Class A*		6,090,451
294,694	Cardtronics plc Class A*		13,776,944
77,726	Cass Information Systems, Inc.		5,137,689
18,869	CommVault Systems, Inc.*		958,545
67,826	Convergys Corp.		1,434,520
10,300	Cornerstone OnDemand, Inc.*		400,567
39,663	CSG Systems International, Inc.		1,499,658
165,742	Envestnet, Inc.*		5,353,467
94,250	EPAM Systems, Inc.*		7,117,760
156,651	Exlservice Holdings, Inc.*		7,418,991
72,341	Fair Isaac Corp.		9,328,372
331,756	Five9, Inc.*		5,460,704
227,837	GrubHub, Inc.*		7,493,559
124,142	Guidewire Software, Inc.*		6,992,919
128,177	HubSpot, Inc.*		7,761,117
131,051	j2 Global, Inc.		10,996,489
111,253	LogMeIn, Inc.		10,847,167
13,756	Manhattan Associates, Inc.*		716,000
130,652	MAXIMUS, Inc.		8,126,554
9,535	New Relic, Inc. PIPE*		353,462
16,200	NIC, Inc.		327,240
15,913	Paycom Software, Inc.*		915,157
165,256	Pegasystems, Inc.		7,246,476
116,078	PTC, Inc.*		6,099,899
81,680	Q2 Holdings, Inc.*		2,846,548
19,825	Science Applications International Corp.		1,474,980
37,939	Shutterstock, Inc.*		1,568,778
69,836	Sykes Enterprises, Inc.*		2,053,178
144,944	Take-Two Interactive Software, Inc.*		8,590,831
28,807	Tyler Technologies, Inc.*		4,452,410
67,381	WEX, Inc.*		6,973,934
22,084	Wix.com Ltd.*		1,499,504
183,575	Zendesk, Inc.*		5,147,443

			200,079,068

	Technology Hardware & Equipment - 3.9%
56,041	3D Systems Corp.*		838,373
22,200	Acacia Communications, Inc.*		1,301,364
261,716	Ciena Corp.*		6,179,115
58,435	ePlus, Inc.*		7,891,647
14,028	II-VI, Inc.*		505,709
15,738	InterDigital, Inc.		1,358,189
138,581	Itron, Inc.*		8,411,867
29,284	Lumentum Holdings, Inc.*		1,562,301
9,029	NETGEAR, Inc.*		447,387
122,829	NetScout Systems, Inc.*		4,661,361
6,693	Plantronics, Inc.		362,158
92,646	Rogers Corp.*		7,955,512
57,171	Sanmina Corp.*		2,321,143
51,489	Ubiquiti Networks, Inc.*		2,587,837
141,133	Vishay Intertechnology, Inc.		2,321,638

			48,705,601

	Telecommunication Services - 0.6%
58,557	IDT Corp. Class B		744,845
405,558	ORBCOMM, Inc.*		3,873,079

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

504,030	Vonage Holdings Corp.*		$	3,185,470

				7,803,394

	Transportation - 2.0%
8,026	Allegiant Travel Co.			1,286,167
215,796	Celadon Group, Inc.			1,413,464
87,769	Genesee & Wyoming, Inc. Class A*			5,956,004
54,900	Hawaiian Holdings, Inc.*			2,550,105
294,620	Knight Transportation, Inc.			9,236,337
162,161	Marten Transport Ltd.			3,802,675
61,266	Swift Transportation Co.*			1,258,404

				25,503,156

	Utilities - 0.0%
7,400	Southwest Gas Corp.			613,534

	Total Common Stocks (cost $1,045,894,892)		$	1,223,189,757

Warrants - 0.0%
	Diversified Financials - 0.0%
891	Emergent Capital, Inc. Expires 4/11/19*(1)		$	—

	Total Warrants (cost $—)		$	—

Exchange Traded Funds - 1.8%
	Other Investment Pools & Funds - 1.8%
139,009	iShares Russell 2000 Growth ETF			22,472,195

	Total Exchange Traded Funds (cost $20,410,723)		$	22,472,195

	Total Long-Term Investments (cost $1,066,305,615)			1,245,661,952

Short-Term Investments - 0.9%
	Other Investment Pools & Funds - 0.9%
11,587,366	Morgan Stanley Institutional Liquidity Funds, Institutional Class			11,587,366

	Total Short-Term Investments (cost $11,587,366)		$	11,587,366

	Total Investments (cost $1,077,892,981)^	100.3%	$	1,257,249,318
	Other Assets and Liabilities	(0.3)%		(4,353,704)

	Total Net Assets	100.0%	$	1,252,895,614

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Other than the industry classifications “Other Investment Pools & Funds,” equity industry classifications used in this report are the Global Industry Classification Standard, which was developed by and is the exclusive property and service mark of MSCI, Inc. and Standard & Poor’s.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Unrealized Appreciation	$	228,421,684
Unrealized Depreciation		(49,065,347)

Net Unrealized Appreciation	$	179,356,337

*	Non-income producing.
(1)	The following security is considered illiquid. Illiquid securities are often purchased in private placement transactions, are often not registered under the Securities Act of 1933, as amended, and may have contractual restrictions on resale. A security may also be considered illiquid if the security lacks a readily available market or if its valuation has not changed for a certain period of time.

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Period Acquired	Shares/ Par	Security		Cost
04/2014	891	Emergent Capital, Inc. Warrants	$	—

At March 31, 2017, the aggregate value of this security was $0, which represents 0.0% of total net assets.

†	For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
ETF	Exchange Traded Fund
PIPE	Private Investment in Public Equity
REIT	Real Estate Investment Trust

Hartford Small Cap Growth HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Automobiles & Components	$23,239,369	$23,239,369	$—	$—
Banks	51,001,568	51,001,568	—	—
Capital Goods	130,176,931	130,176,931	—	—
Commercial & Professional Services	52,031,984	52,031,984	—	—
Consumer Durables & Apparel	51,523,536	51,523,536	—	—
Consumer Services	62,436,972	62,436,972	—	—
Diversified Financials	23,939,847	23,939,847	—	—
Energy	25,224,280	25,224,280	—	—
Food & Staples Retailing	16,526,362	16,526,362	—	—
Food, Beverage & Tobacco	22,013,429	22,013,429	—	—
Health Care Equipment & Services	109,141,186	109,141,186	—	—
Household & Personal Products	1,867,297	1,867,297	—	—
Insurance	20,269,437	20,269,437	—	—
Materials	52,432,484	52,432,484	—	—
Media	864,681	864,681	—	—
Pharmaceuticals, Biotechnology & Life Sciences	145,012,273	145,012,273	—	—
Real Estate	39,965,706	39,965,706	—	—
Retailing	51,476,041	51,476,041	—	—
Semiconductors & Semiconductor Equipment	61,341,621	61,341,621	—	—
Software & Services	200,079,068	200,079,068	—	—
Technology Hardware & Equipment	48,705,601	48,705,601	—	—
Telecommunication Services	7,803,394	7,803,394	—	—
Transportation	25,503,156	25,503,156	—	—
Utilities	613,534	613,534	—	—
Warrants	—	—	—	—
Exchange Traded Funds	22,472,195	22,472,195	—	—
Short-Term Investments	11,587,366	11,587,366	—	—

Total	$1,257,249,318	$1,257,249,318	$—	$—

(1) For the three-month period ended March 31, 2017, there were no transfers between any levels.

Hartford U.S. Government Securities HLS Fund
Schedule of Investments March 31, 2017 (Unaudited)

Shares or Principal Amount			Market Value†
Asset & Commercial Mortgage Backed Securities - 17.3%
	Asset-Backed - Automobile - 0.8%
$2,345	Drive Auto Receivables Trust 2.12%, 06/17/2019(1)	$	2,345
3,350,000	Westlake Automobile Receivables Trust 3.40%, 01/15/2021(1)		3,382,931

			3,385,276

	Asset-Backed - Finance & Insurance - 5.4%
2,990,000	Ares CLO Ltd. 2.22%, 04/17/2026(1)(2)		2,986,977
1,530,000	Cent CLO Ltd. 2.16%, 07/23/2025(1)(2)		1,528,235
	Dryden Senior Loan Fund
4,070,000	2.21%, 04/18/2026(1)(2)(3)		4,067,965
4,085,000	2.37%, 04/18/2026(1)(2)		4,083,235
580,000	Green Tree Agency Advance Funding Trust 2.38%, 10/15/2048(1)		575,412
1,700,000	Limerock CLO Ltd. 2.31%, 04/18/2026(1)(2)		1,699,296
1,285,000	Shackleton CLO Ltd. 2.97%, 04/15/2027(1)(2)		1,283,794
4,720,000	Springleaf Funding Trust 3.16%, 11/15/2024(1)		4,764,738
823,254	Structured Asset Securities Corp. 2.48%, 02/25/2033(2)		816,488
1,370,000	Voya CLO Ltd. 2.47%, 07/17/2026(1)(2)		1,369,419

			23,175,559

	Asset-Backed - Home Equity - 1.0%
878,351	Morgan Stanley Asset Backed Securities Capital I, Inc. Trust 2.48%, 11/25/2032(2)		864,746
3,606,000	NRZ Advance Receivables Trust 2.58%, 10/15/2049(1)		3,572,071

			4,436,817

	Commercial Mortgage - Backed Securities - 3.3%
	FREMF Mortgage Trust
5,845,000	1.09%, 02/25/2020(2)		5,854,106
460,000	2.90%, 03/25/2045(1)(2)		459,840
1,225,000	3.70%, 04/25/2048(1)(2)		1,204,669
2,645,000	3.82%, 06/25/2047(1)(2)		2,709,724
1,665,000	4.03%, 11/25/2044(1)(2)		1,706,139
1,990,000	5.51%, 04/25/2020(1)(2)		2,141,237

			14,075,715

	Whole Loan Collateral CMO - 6.8%
1,093,150	Angel Oak Mortgage Trust LLC 2.81%, 01/25/2047(1)(2)		1,093,130
1,220,819	COLT Mortgage Loan Trust 2.75%, 09/25/2046(1)(2)		1,229,627
	LSTAR Securities Investment Trust
3,046,700	2.78%, 05/01/2020(1)(2)		3,017,818
2,097,713	2.78%, 08/01/2020(1)(2)		2,091,768
1,754,515	2.78%, 10/01/2021(1)(2)		1,740,512
736,741	Mill City Mortgage Loan Trust 2.50%, 04/25/2057(1)(2)		731,865
	New Residential Mortgage Loan Trust
1,550,578	3.25%, 09/25/2056(1)(2)		1,581,672
2,023,911	3.75%, 03/25/2056(1)(2)		2,042,031
1,404,044	Sequoia Mortgage Trust 1.44%, 02/20/2035(2)		1,375,303
2,064,127	Thornburg Mortgage Securities Trust 3.09%, 04/25/2045(2)		2,062,863
	Towd Point Mortgage Trust

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$1,956,819	2.75%, 04/25/2055(1)(2)	$	1,958,733
94,938	2.75%, 05/25/2055(1)(2)		94,999
565,591	2.75%, 08/25/2055(1)(2)		567,370
2,336,366	3.00%, 03/25/2054(1)(2)		2,347,156
2,399,000	3.75%, 04/25/2055(1)(2)		2,430,497
	WaMu Mortgage Pass-Through Certificates Trust
1,818,354	2.73%, 03/25/2033(2)		1,814,465
1,957,796	2.76%, 10/25/2035(2)		1,924,866
1,365,278	Wells Fargo Mortgage Backed Securities Trust 2.89%, 09/25/2033(2)		1,354,934

			29,459,609

	Total Asset & Commercial Mortgage Backed Securities (cost $74,146,446)	$	74,532,976

U.S. Government Agencies - 48.6%
	FHLMC - 15.3%
$4,321,669	1.36%, 04/25/2020(2)	$	4,324,358
9,145,593	1.57%, 01/25/2022		9,054,897
1,102,869	2.18%, 08/25/2029(2)		1,106,778
1,231,385	2.50%, 12/15/2026(4)		83,808
1,131,512	2.50%, 03/15/2028(4)		97,056
1,153,413	3.00%, 05/15/2032(4)		98,857
770,127	3.00%, 03/15/2033(4)		94,398
4,601,838	3.00%, 11/01/2036		4,652,460
5,275,648	3.00%, 07/15/2041		5,387,662
187,049	3.00%, 09/01/2045		185,563
699,923	3.00%, 10/01/2046		695,829
3,963,420	3.00%, 12/01/2046		3,929,631
2,291,701	3.00%, 01/01/2047		2,272,148
6,205,000	3.50%, 11/15/2025		6,523,848
1,496,449	3.50%, 06/15/2026(4)		124,022
496,492	3.50%, 09/15/2026(4)		48,605
869,550	3.50%, 03/15/2027(4)		88,341
487,917	4.00%, 07/15/2027(4)		56,106
363,408	4.00%, 06/01/2044		381,562
33,747	4.50%, 12/01/2018		34,556
3,003,122	4.50%, 02/15/2027(4)		355,112
3,096,420	4.50%, 05/15/2034		3,256,472
11,715,000	4.50%, 04/01/2047(5)		12,552,668
1,063,571	5.00%, 09/15/2033(4)		225,732
5,382	5.50%, 06/01/2034		5,982
45,934	5.50%, 10/01/2035		51,351
69,472	5.50%, 04/01/2037		76,991
931,512	5.50%, 12/01/2037		1,033,488
354,524	5.50%, 04/01/2038		392,709
22,116	5.50%, 05/01/2038		24,527
1,795,697	5.50%, 08/01/2038		1,991,062
3,521	5.50%, 12/01/2039		3,904
48,102	6.00%, 10/01/2021		54,301
63,107	6.00%, 10/01/2022		71,240
92,469	6.00%, 01/01/2028		105,380
23,785	6.00%, 04/15/2028		26,935
50,844	6.00%, 05/15/2028(6)		56,729
60,206	6.00%, 11/15/2028		68,137
109,575	6.00%, 12/15/2028		124,238
237,128	6.00%, 01/15/2029		269,782
54,452	6.00%, 02/15/2029		60,877
62,401	6.00%, 03/15/2029		70,696
38,277	6.00%, 05/15/2029		43,650
9,415	6.00%, 06/15/2029		10,481
2,655	6.00%, 03/15/2031		3,030
109,760	6.00%, 04/15/2031		124,628
50,766	6.00%, 10/15/2031		57,270
61,736	6.00%, 12/01/2031		70,662
394,944	6.00%, 12/15/2031(6)		450,449
483,925	6.00%, 12/15/2031		551,557

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$19,316	6.00%, 05/15/2032	$	21,898
1,072,715	6.00%, 06/15/2032		1,216,157
907,616	6.00%, 09/15/2032		1,014,679
78,818	6.00%, 10/15/2032		90,578
656	6.00%, 11/01/2032		751
59,366	6.00%, 11/15/2032		66,433
15,639	6.00%, 04/01/2033		17,654
21,970	6.00%, 09/01/2034		25,204
7,572	6.50%, 04/01/2028		8,464
344,416	6.50%, 08/15/2028		377,218
885,050	6.50%, 05/15/2032		995,526
119,833	6.50%, 08/01/2032		136,860
265,627	6.50%, 09/01/2032		301,694
26,481	7.00%, 10/01/2026		27,460
4,366	7.00%, 03/01/2027		4,780
1,950	7.00%, 12/01/2027		1,950
1,233	7.00%, 02/01/2029		1,438
773	7.00%, 05/01/2029		884
1,656	7.00%, 09/01/2029		1,833
614	7.00%, 02/01/2031		705
96,715	7.00%, 04/01/2032		113,846
60,912	7.00%, 05/01/2032		62,445
66,501	7.00%, 06/01/2032		77,402
117,758	7.00%, 11/01/2032		134,137
3,420	7.50%, 05/01/2024		3,877
531	7.50%, 06/01/2024		532
1,248	7.50%, 06/01/2025		1,343
5,479	8.00%, 08/01/2024		5,667
5,242	8.00%, 09/01/2024		5,437
7,565	8.00%, 10/01/2024		7,877
530	10.00%, 11/01/2020		532

			66,155,786

	FNMA - 30.4%
6,400,000	1.97%, 11/01/2023		6,192,984
2,392,282	1.98%, 06/25/2055(2)(4)		138,437
4,161,412	2.00%, 08/25/2044(2)(4)		240,931
695,674	2.05%, 11/01/2023		678,363
3,451,562	2.22%, 10/01/2022		3,436,722
2,300,000	2.23%, 11/01/2023		2,259,321
6,148,545	2.25%, 10/01/2022		6,120,067
3,476,582	2.31%, 10/01/2022		3,477,011
138,456	2.34%, 11/01/2022		137,716
143,487	2.40%, 10/01/2022		144,144
200,000	2.45%, 11/01/2022		200,906
4,700,000	2.50%, 04/01/2032(5)		4,702,203
28,430	2.50%, 01/01/2043		27,227
278,765	2.54%, 03/01/2023		281,296
1,983,896	2.56%, 01/01/2019(7)		2,006,850
2,500,000	2.68%, 05/01/2025		2,478,589
102,421	2.74%, 04/01/2022		104,796
90,897	2.83%, 06/01/2022		93,216
250,000	2.94%, 06/01/2022		257,092
2,262,448	3.00%, 07/25/2027(4)		206,789
773,268	3.00%, 09/25/2027(4)		71,293
3,242,241	3.00%, 01/01/2030		3,327,368
84,885	3.00%, 12/01/2030		87,113
7,200,000	3.00%, 04/01/2032(5)		7,382,358
7,100,000	3.00%, 05/01/2032(5)		7,269,286
5,550,000	3.00%, 04/01/2047(5)		5,501,438
184,521	3.02%, 04/01/2022		189,035
7,603,456	3.11%, 10/01/2021		7,866,756
1,900,000	3.21%, 05/01/2023		1,963,811
592,385	3.25%, 12/01/2021		615,383
441,693	3.26%, 01/01/2022		456,798
267,368	3.41%, 11/01/2020		278,164

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$188,575	3.46%, 09/01/2023	$	197,830
224,542	3.50%, 11/01/2020		234,770
5,130,064	3.50%, 04/25/2027(4)		548,841
1,451,077	3.50%, 10/25/2027(4)		171,061
432,054	3.50%, 08/25/2030(4)		52,769
782,476	3.50%, 09/25/2035(4)		118,222
14,237,130	3.50%, 04/25/2044		14,722,564
1,996,236	3.50%, 02/01/2045		2,043,128
4,199,110	3.50%, 01/01/2046		4,297,748
375,000	3.50%, 04/01/2047(5)		383,584
498,721	3.51%, 11/01/2021		522,910
1,035,050	3.59%, 09/01/2030		1,068,403
1,783,885	3.65%, 11/01/2021		1,878,632
204,670	3.65%, 08/01/2023		215,914
1,234,851	3.73%, 07/01/2022		1,303,542
6,631,302	3.74%, 06/01/2018		6,714,012
1,039,292	3.75%, 09/01/2023		1,102,443
95,183	3.81%, 11/01/2023		101,382
192,129	3.83%, 07/01/2021		203,540
287,605	3.85%, 01/01/2024		307,293
382,381	3.87%, 01/01/2024		408,957
388,172	3.89%, 10/01/2023		412,485
2,700,000	3.98%, 07/01/2021		2,862,187
180,766	3.99%, 07/01/2021		192,247
1,920,908	4.00%, 11/01/2044		2,015,404
547,575	4.01%, 08/01/2021		583,349
1,736,446	4.50%, 10/01/2040		1,867,105
792,537	4.50%, 10/01/2041		852,758
2,237,657	4.50%, 01/01/2043		2,407,071
676,447	4.50%, 09/01/2043		727,051
2,194,664	4.50%, 08/01/2044		2,359,743
37,724	5.00%, 08/01/2018		38,769
97,330	5.00%, 10/01/2018		100,026
171,923	5.00%, 06/01/2025		184,587
269,687	5.24%, 07/01/2019		288,079
467,882	5.46%, 05/25/2042(2)(4)		53,226
5,289	5.50%, 10/01/2017		5,326
5,236	5.50%, 12/01/2017		5,270
35,244	5.50%, 04/01/2018		35,552
26,736	5.50%, 06/01/2018		26,993
2,981	5.50%, 07/01/2018		3,023
597,453	5.50%, 08/01/2019		617,805
267,058	6.00%, 10/01/2023		301,524
35,127	6.00%, 10/25/2028		39,684
13,272	6.00%, 11/25/2028		15,024
50,238	6.00%, 04/25/2029		56,108
849	6.00%, 05/01/2029		965
42,596	6.00%, 05/25/2029		48,115
34,283	6.00%, 06/25/2029		38,743
78,962	6.00%, 07/25/2029		89,270
406,975	6.00%, 05/25/2031(6)		462,003
137,100	6.00%, 09/25/2031		156,045
31,470	6.00%, 11/25/2031		35,601
538,552	6.00%, 12/25/2031		602,280
241,231	6.00%, 01/01/2032		274,474
260	6.00%, 04/01/2032		294
436	6.00%, 05/01/2032		498
2,128	6.00%, 09/25/2032		2,340
97,157	6.00%, 11/01/2032		109,705
52,506	6.00%, 02/01/2033		59,994
288,776	6.00%, 03/01/2033		329,961
966,083	6.00%, 05/01/2033		1,106,098
8,220	6.00%, 08/01/2034		9,287
172,658	6.00%, 01/01/2035		195,899
3,091,015	6.00%, 02/01/2037		3,496,835
37	6.50%, 04/01/2024		41

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$214	6.50%, 04/01/2027	$	238
16,653	6.50%, 04/01/2028		18,515
133	6.50%, 05/01/2028		148
8,571	6.50%, 10/01/2028		9,657
150,343	6.50%, 11/01/2028		169,186
87,693	6.50%, 12/01/2028		99,792
435,547	6.50%, 06/25/2029(6)		474,289
258,296	6.50%, 08/01/2029		290,949
916	6.50%, 11/01/2030		1,018
6,153	6.50%, 05/01/2031		7,152
223,331	6.50%, 10/25/2031		249,631
1,374,560	6.50%, 08/01/2032		1,564,889
55,133	6.50%, 09/01/2032		61,300
519	7.00%, 06/01/2017		519
923	7.00%, 11/01/2031		991
338	7.00%, 12/01/2031		347
264,801	7.00%, 02/01/2032		307,497
8,335	7.50%, 06/01/2023		9,134
2,267	8.00%, 10/01/2029		2,657
105	8.00%, 03/01/2030		107
7,058	8.00%, 04/01/2030		8,357
27	8.00%, 06/01/2030		27
18,046	8.00%, 10/01/2030		21,518
27,405	8.00%, 12/01/2030		31,127
4	8.50%, 04/01/2017		4
190	9.00%, 08/01/2020		201
18,227	9.00%, 09/01/2021		18,352

			131,207,454

	GNMA - 2.2%
1,016,112	3.00%, 09/20/2028(4)		99,582
431,598	3.50%, 02/16/2027(4)		42,139
1,058,672	3.50%, 03/20/2027(4)		109,079
244,333	3.50%, 05/20/2043(4)		46,470
1,978,846	3.50%, 07/20/2043(4)		300,029
352,016	4.00%, 12/16/2026(4)		41,288
4,627,270	4.00%, 05/20/2029(4)		471,833
287,088	4.00%, 01/20/2044(4)		57,265
845,353	4.50%, 04/20/2045(4)		197,773
1,002,024	5.00%, 01/20/2034		1,102,347
749,146	5.00%, 05/20/2040(4)		182,678
1,204,860	5.50%, 09/20/2033		1,319,267
1,895,621	5.50%, 03/20/2039(4)		437,236
1,888,724	5.50%, 02/16/2047(4)		421,103
1,147,861	5.50%, 02/20/2047(4)		254,758
531,740	6.00%, 01/15/2033		613,220
381,593	6.00%, 02/15/2033		441,616
1,646,541	6.00%, 09/20/2040(4)		380,522
44,849	6.50%, 12/15/2028		51,866
34,462	6.50%, 05/15/2029		39,900
531,391	6.50%, 05/16/2031		594,813
35,742	6.50%, 09/15/2031		40,537
242,555	6.50%, 10/15/2031		275,098
255,210	6.50%, 11/15/2031		289,450
285,958	6.50%, 01/15/2032		324,324
17,379	7.00%, 06/20/2030		19,226
16,768	7.00%, 05/15/2032		20,052
46,872	7.00%, 07/15/2032		51,969
114,329	7.00%, 09/15/2032		121,991
643,629	7.00%, 10/15/2032		731,448
1,712	7.50%, 04/15/2022		1,717
3,737	7.50%, 01/15/2023		3,748
763	7.50%, 05/15/2023		813
5,665	7.50%, 06/15/2023		6,096
1,518	7.50%, 07/15/2023		1,522
15,807	7.50%, 08/15/2023		15,994

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

$6,749	7.50%, 09/15/2023		$	6,770
10,266	7.50%, 10/15/2023			10,690
16,416	7.50%, 11/15/2023			17,305
4,577	7.50%, 12/15/2023			4,591
9,174	7.50%, 02/15/2024			9,491
2,548	7.50%, 04/15/2024			2,566
172	7.50%, 05/15/2024			187
65,896	7.50%, 07/15/2027			72,810
44,673	7.50%, 04/20/2030			52,319
71	8.50%, 09/15/2019			72
9,310	8.50%, 09/15/2024			10,338
1,138	8.50%, 06/15/2029			1,196
121	8.50%, 09/15/2029			122
6,116	8.50%, 10/15/2029			6,533
2,604	8.50%, 01/15/2030			2,955
8,510	8.50%, 02/15/2030			8,608
929	8.50%, 03/15/2030			995

				9,316,317

	SLM Student Loan Trust - 0.7%
3,201,353	2.54%, 04/25/2023(2)			3,265,272

	Total U.S. Government Agencies (cost $209,022,027)		$	209,944,829

U.S. Government Securities - 41.8%
	Other Direct Federal Obligations - 1.1%
	FHLB - 1.1%
$4,825,000	1.88%, 08/01/2019		$	4,864,034

	U.S. Treasury Securities - 40.7%
	U.S. Treasury Notes - 40.7%
18,907,184	0.13%, 01/15/2023(8)			18,895,688
24,200,000	0.75%, 08/31/2018(7)			24,061,987
28,150,000	0.75%, 10/31/2018			27,952,077
22,225,000	1.88%, 02/28/2022			22,177,261
15,850,000	2.25%, 11/15/2025			15,713,167
64,750,000	2.75%, 11/15/2023			67,039,042

				175,839,222

	Total U.S. Government Securities (cost $180,929,955)		$	180,703,256

	Total Long-Term Investments (cost $464,098,428)			465,181,061

Short-Term Investments - 1.8%
	Other Investment Pools & Funds - 1.8%
8,072,383	Fidelity Institutional Government Fund, Institutional Class			8,072,383

	Total Short-Term Investments (cost $8,072,383)		$	8,072,383

	Total Investments (cost $472,170,811)^	109.5%	$	473,253,444
	Other Assets and Liabilities	(9.5)%		(41,250,606)

	Total Net Assets	100.0%	$	432,002,838

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

The Fund may refer to any one or more of the industry classifications used by one or more widely recognized market indices, ratings group indices and/or as defined by Fund management. Industry classifications may not be identical across all security types.

For Fund compliance purposes, the Fund may not use the same classification system shown in this report as these classifications are used for financial reporting purposes.

^	Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation consisted of:

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Unrealized Appreciation	$	3,979,969
Unrealized Depreciation		(2,897,336)

Net Unrealized Appreciation	$	1,082,633

(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold only to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At March 31, 2017, the aggregate value of these securities was $58,465,205, which represents 13.5% of total net assets.
(2)	Variable rate securities; the rate reported is the coupon rate in effect at March 31, 2017.
(3)	This security, or a portion of this security, was purchased on a when-issued, delayed-delivery or delayed-draw basis. The cost of this security was $4,070,000 at March 31, 2017.
(4)	Securities disclosed are interest-only strips.
(5)	Represents or includes a TBA transaction.
(6)	These securities pay no principal or interest during their initial accrual period, but accrue additional principal at a specified coupon rate.
(7)	This security, or a portion of this security, has been pledged as collateral in connection with futures contracts.
(8)	The principal amount for this security is adjusted for inflation and the interest payments equal a fixed percentage of the inflation-adjusted principal amount.

Futures Contracts Outstanding at March 31, 2017

Description	Number of Contracts	Expiration Date	Notional Amount	Market Value †	Unrealized Appreciation/ (Depreciation)

Long position contracts:
U.S. Treasury 2-Year Note Future	253	06/30/2017	$54,715,705	$54,762,641	$46,936
U.S. Treasury 5-Year Note Future	672	06/30/2017	78,949,865	79,112,250	162,385

Total					$209,321

Short position contracts:
U.S. Treasury 10-Year Note Future	385	06/21/2017	$47,743,066	$47,956,562	$(213,496)

Total futures contracts					$(4,175)

TBA Sale Commitments Outstanding at March 31, 2017

Description	Principal Amount	Maturity Date		Market Value †		Unrealized Appreciation/ (Depreciation)
FHLMC, 4.50%	$1,290,000	04/01/2047	$	(1,382,240)	$	(327)
FHLMC, 5.50%	3,400,000	04/01/2047		(3,772,059)		(17,716)
FNMA, 3.00%	12,125,000	04/01/2047		(12,018,906)		(144,872)
FNMA, 3.50%	6,850,000	04/01/2047		(7,006,801)		(49,692)
FNMA, 4.50%	14,575,000	04/01/2047		(15,627,133)		(37,460)

Total (proceeds $39,557,072)			$	(39,807,139)	$	(250,067)

At March 31, 2017, the aggregate market value of TBA Sale Commitments represents (9.2)% of total net assets.

† For information regarding the Fund’s significant accounting policies, please refer to the Fund’s most recent shareholder report.

GLOSSARY: (abbreviations used in preceding Schedule of Investments)

Other Abbreviations:
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced

Hartford U.S. Government Securities HLS Fund
Schedule of Investments – (continued) March 31, 2017 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of March 31, 2017 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Asset & Commercial Mortgage Backed Securities	$74,532,976	$—	$74,532,976	$—
U.S. Government Agencies	209,944,829	—	209,944,829	—
U.S. Government Securities	180,703,256	—	180,703,256	—
Short-Term Investments	8,072,383	8,072,383	—	—
Futures Contracts(2)	209,321	209,321	—	—

Total	$473,462,765	$8,281,704	$465,181,061	$—

Liabilities
Futures Contracts(2)	$(213,496)	$(213,496)	$—	$—
TBA Sale Commitments	(39,807,139)	—	(39,807,139)	—

Total	$(40,020,635)	$(213,496)	$(39,807,139)	$—

(1) For the three-month period ended March 31, 2017, there were no transfers between Level 1 and Level 2, and investments valued at $1,285,000 were transferred from Level 3 to Level 2 due to the expiration of trading restrictions.

(2)	Derivative instruments (excluding purchased and written options, if applicable) are valued at the unrealized appreciation/depreciation on the investments.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the three-month period ended March 31, 2017 is not presented.

Note: For purposes of reporting transfers between different hierarchy levels, both transfers in and out of each level, as applicable, are shown as if they occurred at the beginning of the period.

Hartford HLS Series Fund II, Inc. (the “Company”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

For purposes of calculating the net asset value (“NAV”) of each Fund, portfolio securities and other assets held in the Fund’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, a Fund will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Directors of the Company (the “Board of Directors”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the close of the New York Stock Exchange (“NYSE Close”), that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Funds. The value of the foreign securities or other instruments in which a Fund invests may change on days when a shareholder will not be able to purchase or redeem shares of the Fund. Fair value pricing is subjective in nature and the use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if the Fund were to sell the investment at approximately the time at which the Fund determines its NAV.

Fixed income investments (other than short-term obligations), non-exchange traded derivatives and centrally cleared swaps held by a Fund are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Board of Directors. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Generally, a Fund may use fair valuation in regard to fixed income positions when the Fund holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of over-the counter (“OTC”) options and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of a Fund.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund on each day that the NYSE is open (the “Valuation Date”). Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Board of Directors.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of each Fund’s investments.

These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Directors generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee, which is chaired by the Company’s Treasurer, is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of such Fund’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Directors. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Directors then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Fund’s Schedule of Investments.

For information regarding a Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD HLS SERIES FUND II, INC.

Date: May 23, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: May 23, 2017	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: May 23, 2017	By:	/s/ Michael J. Flook
Michael J. Flook
Vice President, Treasurer and Controller